Indebtedness, Outstanding Debt Payment Schedule (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 30, 2012
Debt Instrument [Line Items]
2013	$ 0
2014	1,167,450
Total long-term debt	$ 1,167,450	$ 1,167,450